QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.1%
	AEROSPACE & DEFENSE - 0.7%
875	Lockheed Martin Corporation	$398,012
830	Northrop Grumman Corporation	397,288
		795,300
	BEVERAGES - 0.7%
6,458	Coca-Cola Company	395,100
2,255	PepsiCo, Inc.	394,648
		789,748
	BIOTECH & PHARMA - 0.7%
1,400	Amgen, Inc.(c)	398,048
2,901	Merck & Company, Inc.	382,787
		780,835
	COMMERCIAL SUPPORT SERVICES - 0.3%
559	Cintas Corporation	384,050

	ELECTRICAL EQUIPMENT - 0.3%
3,841	BWX Technologies, Inc.(c)	394,163

	FOOD - 1.0%
2,014	Hershey Company	391,723
3,760	Lamb Weston Holdings, Inc.	400,552
3,699	Post Holdings, Inc.(a)	393,130
		1,185,405
	HEALTH CARE FACILITIES & SERVICES - 0.3%
602	Chemed Corporation(c)	386,442

	HOUSEHOLD PRODUCTS - 1.1%
4,403	Colgate-Palmolive Company	396,490
3,101	Kimberly-Clark Corporation	401,114
2,433	Procter & Gamble Company	394,754
		1,192,358
	LEISURE FACILITIES & SERVICES - 0.3%
2,381	Darden Restaurants, Inc.(c)	397,984

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
5,152	Hologic, Inc.(a), (c)	$401,650

	RETAIL - DISCRETIONARY - 0.7%
2,689	Ross Stores, Inc.	394,638
3,939	TJX Cos., Inc.	399,493
		794,131
	SOFTWARE - 0.3%
707	Roper Technologies, Inc.	396,514

	SPECIALTY REITS - 0.3%
4,951	Iron Mountain, Inc.	397,120

	TECHNOLOGY HARDWARE - 0.3%
2,273	Apple, Inc.	389,774

	TECHNOLOGY SERVICES - 1.8%
1,592	Automatic Data Processing, Inc.	397,586
817	Mastercard, Inc., Class A	393,443
1,005	Moody’s Corporation(c)	394,995
1,674	Verisk Analytics, Inc.	394,612
1,383	Visa, Inc., Class A(c)	385,968
		1,966,604
	TRANSPORTATION & LOGISTICS - 0.7%
10,561	CSX Corporation	391,496
1,599	Union Pacific Corporation	393,242
		784,738
	WHOLESALE - CONSUMER STAPLES - 0.3%
4,816	Sysco Corporation	390,963

	TOTAL COMMON STOCKS (Cost $10,597,857)	11,827,779

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.7%
	EQUITY - 25.8%
327,183	Alerian MLP ETF(c)	$15,528,105
202,974	WisdomTree US LargeCap Dividend Fund	14,652,693
		30,180,798
	FIXED INCOME - 57.9%
193,976	Invesco Fundamental High Yield Corporate Bond ETF	3,516,785
865,646	Invesco Preferred ETF(c)	10,283,874
489,510	Invesco Senior Loan ETF(c)	10,353,137
45,215	iShares iBoxx High Yield Corporate Bond ETF(c)	3,514,562
200,560	SPDR Bloomberg Convertible Securities ETF(c)	14,648,902
49,266	SPDR Bloomberg High Yield Bond ETF(c)	4,690,123
222,840	SPDR Nuveen Bloomberg Municipal Bond ETF(c)	10,357,603
222,744	VanEck Intermediate Muni ETF(c)	10,359,824
		67,724,810

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,611,526)	97,905,608

Shares
	SHORT-TERM INVESTMENTS — 15.1%
	MONEY MARKET FUNDS - 15.1%
8,821,142	Fidelity Government Portfolio, Class I, 5.21%(b)	8,821,142
8,821,142	First American Government Obligations Fund, Class Z, 5.19%(b)	8,821,142
	TOTAL MONEY MARKET FUNDS (Cost $17,642,284)	17,642,284

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,642,284)	17,642,284

Units
	COLLATERAL FOR SECURITIES LOANED — 33.4%
39,070,550	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(b),(d), (e)	39,070,550
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $39,070,550)

	TOTAL INVESTMENTS – 142.3% (Cost $163,922,217)	$166,446,221
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.3)%	(49,529,124)
	NET ASSETS - 100.0%	$116,917,097

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
24	CME E-Mini Standard & Poor’s 500 Index Future	06/21/2024	6,370,200	$(131,200)
134	Ultra U.S. Treasury Bond Futures	06/18/2024	17,286,000	(55,749)
	TOTAL FUTURES CONTRACTS			(186,949)

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $38,190,530 at March 31, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.3%
	EQUITY - 79.3%
444,368	Energy Select Sector SPDR Fund	$41,952,783
982,020	Financial Select Sector SPDR Fund(b)	41,362,683
412,428	iShares MSCI EAFE ETF(b)	32,936,500
132,840	iShares Russell Mid-Cap Value ETF(b)	16,648,837
190,079	Technology Select Sector SPDR Fund	39,587,753
		172,488,556

	TOTAL EXCHANGE-TRADED FUNDS (Cost $164,806,002)	172,488,556

Shares
	SHORT-TERM INVESTMENTS — 13.4%
	MONEY MARKET FUNDS - 13.4%
14,637,756	Fidelity Government Portfolio, Class I, 5.21%(a)	14,637,756
14,637,756	First American Government Obligations Fund, Class Z, 5.19%(a)	14,637,756
	TOTAL MONEY MARKET FUNDS (Cost $29,275,512)	29,275,512

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,275,512)	29,275,512

Units
	COLLATERAL FOR SECURITIES LOANED — 9.6%
20,823,788	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(a),(c),(d)	20,823,788
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,823,788)

	TOTAL INVESTMENTS – 102.3% (Cost $214,905,302)	$222,587,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(5,072,703)
	NET ASSETS - 100.0%	$217,515,153

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $20,361,304 at March 31, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024 (Unaudited)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
12,600	iShares Russell 1000 Growth ETF	$4,246,830	USD SOFR plus 35 bp	1/16/2025	BRC	$427,540
50,130	iShares Russell 1000 Growth ETF	16,896,317	USD SOFR plus 35 bp	1/9/2025	BRC	2,027,960
47,850	iShares Russell 1000 Growth ETF	16,127,843	USD SOFR plus 35 bp	3/3/2025	BRC	945,251
77,970	iShares Russell 1000 Growth ETF	26,279,789	USD SOFR plus 35 bp	12/5/2024	BRC	4,498,396
103,680	iShares Russell Mid-Cap Growth ETF	11,834,035	USD SOFR plus 35 bp	1/9/2025	BRC	1,494,732
105,430	iShares Russell Mid-Cap Growth ETF	12,033,780	USD SOFR plus 35 bp	3/3/2025	BRC	849834
37,770	iShares Russell Mid-Cap Growth ETF	4,311,068	USD SOFR plus 35 bp	4/23/2025	BRC	1,150
186,360	iShares Russell Mid-Cap Growth ETF	21,271,130	USD SOFR plus 35 bp	12/5/2024	BRC	4,126,584
3,720	Technology Select Sector SPDR ETF	774,764	USD SOFR plus 35 bp	2/20/2025	BRC	23,772
1,450	Technology Select Sector SPDR ETF	301,992	USD SOFR plus 35 bp	3/3/2025	BRC	9,845
520	Technology Select Sector SPDR ETF	108,300	USD SOFR plus 35 bp	4/23/2025	BRC	(1,004)
51,060	Vanguard Information Technology ETF	26,772,800	USD SOFR plus 35 bp	2/20/2025	BRC	1,065,505
19,810	Vanguard Information Technology ETF	10,387,175	USD SOFR plus 35 bp	3/3/2025	BRC	414,324
6,940	Vanguard Information Technology ETF	3,638,920	USD SOFR plus 35 bp	4/23/2025	BRC	(27,403)

					Total:	$15,856,486

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.0%
	ALTERNATIVE - 1.3%
4,655	WisdomTree Managed Futures Strategy Fund	$174,563

	EQUITY - 53.5%
576	ARK Fintech Innovation ETF(a)	17,470
1,458	Consumer Discretionary Select Sector SPDR Fund	268,112
3,635	Direxion Work From Home ETF	205,731
1,297	Fidelity MSCI Consumer Discretionary Index ETF	106,977
3,098	Fidelity MSCI Industrials Index ETF	210,075
401	Fidelity MSCI Information Technology Index ETF	62,492
273	First Trust Cloud Computing ETF(a)	26,099
3,707	First Trust NASDAQ Cybersecurity ETF	209,038
12,103	Global X Artificial Intelligence & Technology ETF	411,018
1,584	Industrial Select Sector SPDR Fund	199,521
3,785	Invesco Dorsey Wright Financial Momentum ETF	188,162
3,641	Invesco KBW Property & Casualty ETF	392,318
3,799	Invesco Leisure & Entertainment ETF(b)	175,438
4,071	Invesco RAFI Strategic US ETF	193,210
10,497	Invesco S&P 500 Equal Weight Technology ETF	369,389
699	Invesco S&P 500 GARP ETF	74,437
2,012	Invesco S&P 500 Quality ETF	121,565
1,812	iShares Expanded Tech Sector ETF	156,158
4,289	iShares Global Consumer Discretionary ETF	720,036
7,715	iShares Global Equity Factor ETF	318,789
3,252	iShares Global Industrials ETF	454,272
1,199	iShares Global Tech ETF	89,697
1,224	iShares U.S. Aerospace & Defense ETF	161,482
873	iShares U.S. Financial Services ETF	57,880
60	iShares U.S. Home Construction ETF	6,946
803	iShares U.S. Industrials ETF	100,945
2,415	iShares U.S. Insurance ETF	283,497
1,581	iShares U.S. Tech Independence Focused ETF	111,935
2,348	Siren DIVCON Leaders Dividend	155,156
770	SPDR FactSet Innovative Technology ETF	114,982
200	SPDR S&P Homebuilders ETF	22,318

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.0% (Continued)
	EQUITY - 53.5% (Continued)
20,157	VanEck BDC Income ETF	$340,653
62	VanEck Semiconductor ETF	13,949
287	Vanguard Financials ETF	29,386
628	Vanguard Industrials ETF	153,326
9,197	WisdomTree International Hedged Quality Dividend(c)	422,510
		6,944,969
	FIXED INCOME - 0.2%
322	iShares Convertible Bond ETF	25,705

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,844,007)	7,145,237

	OPEN-END FUNDS — 31.4%
	ALTERNATIVE - 23.6%
4,955	AlphaCentric Premium Opportunity Fund, Class I(a)	138,951
22,361	AQR Alternative Risk Premia Fund, Class I	262,071
82,100	AQR Equity Market Neutral Fund, Class I	777,488
37,861	AQR Macro Opportunities Fund, Class I	393,754
24,081	Boston Partners Global Long/Short Fund, Investor Class	387,704
34,565	FS Multi-Strategy Alternatives Fund, Class I	385,745
80,828	Invesco Macro Allocation Strategy Fund, Class Y	640,970
932	Meeder Spectrum Fund, Institutional Class(b)	12,973
3,622	Redwood Systematic Macro Trend Smart Fund, Class I	65,015
		3,064,671
	EQUITY - 3.0%
22,570	Rational Tactical Return Fund, Institutional Class	385,491

	FIXED INCOME - 4.4%
19,011	PIMCO Credit Opportunities Bond Fund, Institutional Class	180,220
22,615	Victory INCORE Investment Grade Convertible Fund, Class I	387,845
		568,065

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	OPEN-END FUNDS — 31.4% (Continued)
	MIXED ALLOCATION - 0.4%
3,702	Glenmede Secured Options Portfolio(a)			$51,569

	TOTAL OPEN-END FUNDS (Cost $3,978,682)			4,069,796

	SHORT-TERM INVESTMENTS — 12.6%
	MONEY MARKET FUNDS - 12.6%
815,461	Fidelity Government Portfolio, Class I, 5.21%(b)			815,461
815,460	First American Government Obligations Fund, Class Z, 5.19%(b)			815,460
	TOTAL MONEY MARKET FUNDS (Cost $1,630,921)			1,630,921

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,630,921)			1,630,921

Units
	COLLATERAL FOR SECURITIES LOANED — 3.2%
413,600	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(b),(d), (e)			413,600
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $413,600)

	TOTAL INVESTMENTS – 102.2% (Cost $12,867,210)			$13,259,554
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%			(283,041)
	NET ASSETS - 100.0%			$12,976,513

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3	CME E-Mini NASDAQ 100 Index Futures	06/21/2024	$1,108,500	$1,846
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
10	Ultra U.S. Treasury Bond Futures	06/18/2024	$1,290,000	$(4,062)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $404,272 at March 31, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	EQUITY - 0.1%
450	Invesco QQQ Trust Series 1(b)			$199,805

	TOTAL EXCHANGE-TRADED FUNDS (Cost $200,132)			199,805

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 6.9%
	AUTOMOTIVE — 0.5%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	989,138

	BANKING — 0.9%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,000,000
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	998,679
				1,998,679
	DIVERSIFIED INDUSTRIALS — 0.5%
1,000,000	General Electric Company	3.4500	05/15/24	996,260

	ELECTRIC UTILITIES — 0.5%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	999,708

	GAS & WATER UTILITIES — 0.5%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	988,570

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	996,477
266,000	Brookfield Finance, Inc.	4.0000	04/01/24	266,000
				1,262,477
	MACHINERY — 0.5%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	994,061

	MEDICAL EQUIPMENT & DEVICES — 0.5%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	995,649

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,000,000	Schlumberger Holdings Corporation(e)	3.7500	05/01/24	$998,244

	SPECIALTY FINANCE — 0.9%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,999,956

	TECHNOLOGY HARDWARE — 0.5%
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	1,000,000

	TECHNOLOGY SERVICES — 0.5%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	996,581

	TOTAL CORPORATE BONDS (Cost $14,279,298)			14,219,323

	U.S. GOVERNMENT & AGENCIES — 1.9%
	GOVERNMENT OWNED, NO GUARANTEE — 0.9%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	1,995,909

	GOVERNMENT SPONSORED — 1.0%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,993,100

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,989,009

	CERTIFICATE OF DEPOSIT — 5.7%
	AUTOMOTIVE - 0.5%
1,000,000	BMW Bank of North America	0.5500	07/30/24	983,905

	BANKING - 5.2%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,000,261
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	993,530
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	984,061

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 5.7% (Continued)
	BANKING - 5.2% (Continued)
1,000,000	Greenstate Credit Union	0.5000	07/19/24	$985,224
1,000,000	Sallie Mae Bank	0.5500	07/22/24	984,623
1,000,000	State Bank of India	0.6000	08/30/24	980,249
1,000,000	Synchrony Bank	0.6500	09/17/24	978,197
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	986,440
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	983,147
1,000,000	UBS Bank USA	0.5500	08/12/24	982,373
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672
				10,857,777

	TOTAL CERTIFICATE OF DEPOSIT (Cost $11,999,619)			11,841,682

Shares
	SHORT-TERM INVESTMENTS — 61.7%
	MONEY MARKET FUNDS - 61.7%
63,997,809	Fidelity Government Portfolio, Class I, 5.21%(a)			63,997,809
63,997,809	First American Government Obligations Fund, Class Z, 5.19%(a)			63,997,809
	TOTAL MONEY MARKET FUNDS (Cost $127,995,618)			127,995,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $127,995,618)			127,995,618

Unites
	COLLATERAL FOR SECURITIES LOANED — 0.0%(f)
89,843	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(a),(c), (d)			89,843
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $89,843)

	TOTAL INVESTMENTS - 76.3% (Cost $158,564,510)			$158,335,280
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.7%			49,119,591
	NET ASSETS - 100.0%			$207,454,871

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,124	CME E-Mini NASDAQ 100 Index Futures	06/21/2024	$415,318,000	$5,482,604
	TOTAL FUTURES CONTRACTS

S/A	- Société Anonyme

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $87,914 at March 31, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is $998,244 or 0.5% of net assets.

(f)	Percentage is less than 0.1%

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
350	SPDR S&P 500 ETF Trust			$183,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $183,233)			183,075

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.6%
	SPECIALTY FINANCE — 2.6%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	999,978

	TOTAL CORPORATE BONDS (Cost $1,000,000)			999,978

	U.S. GOVERNMENT & AGENCIES — 5.2%
	GOVERNMENT OWNED, NO GUARANTEE — 2.6%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,081

	GOVERNMENT SPONSORED — 2.6%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,631

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,712

	CERTIFICATE OF DEPOSIT — 5.3%
	BANKING - 5.3%
1,000,000	Connexus Credit Union	5.5000	06/28/24	999,858
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672
				1,999,530

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			1,999,530

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 71.3%
	MONEY MARKET FUNDS - 71.3%
13,512,789	Fidelity Government Portfolio, Class I, 5.21%(a)			$13,512,789
13,512,788	First American Government Obligations Fund, Class Z, 5.19%(a)			13,512,788
	TOTAL MONEY MARKET FUNDS (Cost $27,025,577)			27,025,577

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,025,577)			27,025,577

	TOTAL INVESTMENTS - 84.9% (Cost $32,208,810)			$32,204,872
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.1%			5,709,098
	NET ASSETS - 100.0%			$37,913,970

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
217	CME E-Mini Standard & Poor’s 500 Index Futures	06/21/2024	$57,597,225	$329,290
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	FIXED INCOME - 0.2%
1,100	iShares 20+ Year Treasury Bond ETF(e)			$104,082

	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,600)			104,082

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 22.9%
	AUTOMOTIVE — 1.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	989,138

	BANKING — 1.6%
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	998,679

	DIVERSIFIED INDUSTRIALS — 1.7%
1,000,000	General Electric Company	3.4500	05/15/24	996,259

	ELECTRIC UTILITIES — 1.7%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	999,708

	GAS & WATER UTILITIES — 1.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	988,570

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	996,477

	MACHINERY — 1.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	994,061

	MEDICAL EQUIPMENT & DEVICES — 1.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	995,649

	OIL & GAS SERVICES & EQUIPMENT — 1.6%
1,000,000	Schlumberger Holdings Corporation(a)	3.7500	05/01/24	998,244

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	$999,133

	SPECIALTY FINANCE — 3.3%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,999,957

	TECHNOLOGY HARDWARE — 1.7%
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	1,000,000

	TECHNOLOGY SERVICES — 1.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	996,581

	TOTAL CORPORATE BONDS (Cost $14,013,236)			13,952,456

	U.S. GOVERNMENT & AGENCIES — 6.6%
	GOVERNMENT OWNED, NO GUARANTEE — 3.3%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	1,995,909

	GOVERNMENT SPONSORED — 3.3%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,993,100

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,989,009

	CERTIFICATE OF DEPOSIT — 17.8%
	AUTOMOTIVE - 1.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	983,905

	BANKING - 16.2%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,000,261
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	984,061
1,000,000	Greenstate Credit Union	0.5000	07/19/24	985,224
1,000,000	Sallie Mae Bank	0.5500	07/22/24	984,623

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 17.8% (Continued)
	BANKING - 16.2% (Continued)
1,000,000	State Bank of India	0.6000	08/30/24	$980,249
1,000,000	Synchrony Bank	0.6500	09/17/24	978,197
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	986,440
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	983,147
1,000,000	UBS Bank USA	0.5500	08/12/24	982,373
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672
				9,864,247

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,999,619)			10,848,152

Shares
	SHORT-TERM INVESTMENTS — 26.2%
	MONEY MARKET FUNDS - 26.2%
7,979,288	Fidelity Government Portfolio, Class I, 5.21%(b)			7,979,288
7,979,288	First American Government Obligations Fund, Class Z, 5.19%(b)			7,979,288
	TOTAL MONEY MARKET FUNDS (Cost $15,958,576)			15,958,576

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,958,576)			15,958,576

Units
	COLLATERAL FOR SECURITIES LOANED — 0.0%(f)
19,206	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(b),(c),(d)			19,206
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,206)

	TOTAL INVESTMENTS - 73.7% (Cost $45,094,237)			$44,871,481
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.3%			16,030,687
	NET ASSETS - 100.0%			$60,902,168

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $998,244 or 1.6% of net assets.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	All or portion of the security is on loan. Total loaned securities had a value of $18,735 at March 31, 2024.

(f)	Percentage is less than 0.1%.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024 (Unaudited)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
99	Ultra U.S. Treasury Bond Futures	06/18/2024	$12,771,000	$(43,312)
	TOTAL FUTURES CONTRACTS

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
20,300	iShares iBoxx $ High Yield Corporate Bond ETF	$1,577,919	USD SOFR plus 35 bp	4/24/2025	BRC	$2,375
57,400	iShares iBoxx $ High Yield Corporate Bond ETF	4,461,702	USD SOFR plus 35 bp	4/29/2025	BRC	(5,482)
16,700	PIMCO 0-5 Year High Yield Corporate Bond ETF	1,561,116	USD SOFR plus 35 bp	4/24/2025	BRC	2,656
47,900	PIMCO 0-5 Year High Yield Corporate Bond ETF	4,477,692	USD SOFR plus 35 bp	4/29/2025	BRC	(6,946)
16,500	SPDR Bloomberg High Yield Bond ETF	1,570,800	USD SOFR plus 35 bp	4/24/2025	BRC	3,584
47,000	SPDR Bloomberg High Yield Bond ETF	4,474,400	USD SOFR plus 35 bp	4/29/2025	BRC	(940)

					Total:	$(4,753)
BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 1.1%
	EQUITY - 1.1%
200	Invesco QQQ Trust Series 1(c)			$88,802
100	iShares Russell 2000 ETF(c)			21,030
200	SPDR S&P 500 ETF Trust			104,614
				214,446

	TOTAL EXCHANGE-TRADED FUNDS (Cost $213,371)			214,446

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 5.2%
	SPECIALTY FINANCE — 5.2%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	999,979

	TOTAL CORPORATE BONDS (Cost $1,000,000)			999,979

	U.S. GOVERNMENT & AGENCIES — 10.3%
	GOVERNMENT OWNED, NO GUARANTEE — 5.1%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,081

	GOVERNMENT SPONSORED — 5.2%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,631

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,712

	CERTIFICATE OF DEPOSIT — 5.2%
	BANKING - 5.2%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			999,672

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 71.0%
	MONEY MARKET FUNDS - 71.0%
6,649,928	Fidelity Government Portfolio, Class I, 5.21%(a)			$6,649,928
6,649,929	First American Government Obligations Fund, Class Z, 5.19%(a)			6,649,929
458,821	First American Government Obligations Fund Class X, 5.23%(a),(b)			458,821
	TOTAL MONEY MARKET FUNDS (Cost $13,758,678)			13,758,678

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,758,678)			13,758,678

Units
	COLLATERAL FOR SECURITIES LOANED — 0.6%
120,013	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(a),(d),(e)			120,013
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $120,013)

	TOTAL INVESTMENTS – 93.4% (Cost $18,092,062)			$18,089,500
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%			1,279,186
	NET ASSETS - 100.0%			$19,368,686

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
4	CME E-Mini NASDAQ 100 Index Futures	06/21/2024	$1,478,000	$19,560
29	CME E-Mini Russell 2000 Index Futures	06/21/2024	3,111,555	131,985
60	CME E-Mini Standard & Poor’s 500 Index Futures	06/21/2024	15,925,500	332,315
	TOTAL FUTURES CONTRACTS			$483,860

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $117,658 at March 31, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
4,200	Vanguard FTSE Europe ETF	$282,828	USD SOFR plus 35 bp	4/10/2025	BRC	$154
182,700	Vanguard FTSE Europe ETF	12,303,018	USD SOFR plus 35 bp	4/10/2025	BRC	134,343
3,500	Vanguard FTSE Europe ETF	235,690	USD SOFR plus 35 bp	4/17/2025	BRC	(17)
76,900	Vanguard FTSE Europe ETF	5,178,446	USD SOFR plus 35 bp	4/16/2025	BRC	66,027
5,900	Vanguard FTSE Europe ETF	397,306	USD SOFR plus 35 bp	4/30/2025	BRC	(172)

					Total:	$200,335

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.8%
	AEROSPACE & DEFENSE - 5.2%
28,725	General Dynamics Corporation	$8,114,525

	AUTOMOTIVE - 1.5%
13,451	Adient plc(a)	442,807
4,627	Lear Corporation	670,360
10,742	Visteon Corporation(a)	1,263,367
		2,376,534
	BANKING - 1.2%
34,556	Customers Bancorp, Inc.(a)	1,833,541

	BIOTECH & PHARMA - 0.6%
24,847	Halozyme Therapeutics, Inc.(a)	1,010,776

	CHEMICALS - 1.0%
36,548	Valvoline, Inc.(a) (c)	1,628,944

	COMMERCIAL SUPPORT SERVICES - 7.5%
20,838	Deluxe Corporation	429,054
68,552	Forrester Research, Inc.(a)	1,477,981
51,098	Republic Services, Inc.	9,782,202
		11,689,237
	DIVERSIFIED INDUSTRIALS - 5.7%
33,000	Illinois Tool Works, Inc.	8,854,890

	ELECTRICAL EQUIPMENT - 12.1%
43,783	AMETEK, Inc.	8,007,911
26,625	Itron, Inc.(a)	2,463,345
84,652	Otis Worldwide Corporation(c)	8,403,404
		18,874,660
	FOOD - 8.5%
113,728	BellRing Brands, Inc.(a)	6,713,364
188,788	Pilgrim’s Pride Corporation(a)	6,479,204
		13,192,568

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8%
7,066	ModivCare, Inc.(a)	$165,698
38,346	Owens & Minor, Inc.(a)	1,062,567
		1,228,265
	HOME & OFFICE PRODUCTS - 1.3%
79,119	MillerKnoll, Inc.	1,958,986

	INSURANCE - 5.3%
13,208	Assurant, Inc.	2,486,274
22,720	Selective Insurance Group, Inc. (c)	2,480,342
37,416	W R Berkley Corporation	3,309,072
		8,275,688
	MACHINERY - 8.0%
22,474	MSA Safety, Inc.	4,350,742
16,608	Nordson Corporation	4,559,560
6,299	Parker-Hannifin Corporation	3,500,921
		12,411,223
	OIL & GAS PRODUCERS - 1.3%
39,083	Devon Energy Corporation	1,961,185

	RETAIL - CONSUMER STAPLES - 10.9%
15,313	Costco Wholesale Corporation	11,218,763
90,207	Sprouts Farmers Market, Inc.(a) (c)	5,816,547
		17,035,310
	SEMICONDUCTORS - 0.7%
1,188	NVIDIA Corporation	1,073,429

	SOFTWARE - 1.3%
33,848	Donnelley Financial Solutions, Inc.(a)	2,098,914

	SPECIALTY FINANCE - 1.7%
40,768	Stewart Information Services Corporation	2,652,366

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.8% (Continued)
	STEEL - 1.1%
79,486	Metallus, Inc.(a) (c)	$1,768,564

	TECHNOLOGY HARDWARE - 1.9%
97,455	Benchmark Electronics, Inc. (c)	2,924,625

	TRANSPORTATION & LOGISTICS - 7.5%
9,923	ArcBest Corporation(c)	1,414,028
28,963	Kirby Corporation(a)	2,760,753
19,079	Matson, Inc.	2,144,480
21,968	Ryder System, Inc.	2,640,334
70,715	Werner Enterprises, Inc. (c)	2,766,370
		11,725,965
	WHOLESALE - CONSUMER STAPLES - 2.7%
110,448	Chefs’ Warehouse, Inc.(a) (c)	4,159,472

	TOTAL COMMON STOCKS (Cost $132,324,046)	136,849,667

	SHORT-TERM INVESTMENTS — 12.9%
	MONEY MARKET FUNDS - 12.9%
10,086,502	Fidelity Government Portfolio, Class I, 5.21%(b)	10,086,502
10,086,501	First American Government Obligations Fund, Class Z, 5.19%(b)	10,086,501
	TOTAL MONEY MARKET FUNDS (Cost $20,173,003)	20,173,003

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,173,003)	20,173,003
Units
	COLLATERAL FOR SECURITIES LOANED — 9.1%
14,214,674	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(b),(d), (e)	14,214,674
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,214,674)

	TOTAL INVESTMENTS - 109.8% (Cost $166,711,723)	$171,237,344
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%	(15,263,381)
	NET ASSETS - 100.0%	$155,973,963

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $13,964,333 at March 31, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.1%
	EQUITY - 82.1%
188,674	Energy Select Sector SPDR Fund	$17,812,712
425,422	Financial Select Sector SPDR Fund	17,918,774
83,185	Technology Select Sector SPDR Fund	17,324,940
33,067	Vanguard Information Technology ETF(b)	17,338,351
		70,394,777

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,034,966)	70,394,777

	SHORT-TERM INVESTMENTS — 13.5%
	MONEY MARKET FUNDS - 13.5%
5,802,853	Fidelity Money Market Government Portfolio Class I, Class I, 5.21%(a)	5,802,853
5,802,854	First American Government Obligations Fund, Class Z, 5.19%(a)	5,802,854
	TOTAL MONEY MARKET FUNDS (Cost $11,605,707)	11,605,707

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,605,707)	11,605,707

Units
	COLLATERAL FOR SECURITIES LOANED — 5.2%
4,446,725	Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(a),(c), (d)	4,446,725
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,446,725)

	TOTAL INVESTMENTS – 100.8% (Cost $82,087,398)	$86,447,209
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(716,317)
	NET ASSETS - 100.0%	$85,730,892

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $4,352,022 at March 31, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF FUTURES CONTRACTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
173,230	Energy Select Sector SPDR ETF	$16,354,644	USD SOFR plus 35 bp	4/23/2025	BRC	$282,227
22,570	Financial Select Sector SPDR ETF	950,648	USD SOFR plus 35 bp	1/2/2025	BRC	133,693
23,410	Financial Select Sector SPDR ETF	986,029	USD SOFR plus 35 bp	2/24/2025	BRC	83,576
84,740	Financial Select Sector SPDR ETF	3,569,249	USD SOFR plus 35 bp	2/6/2025	BRC	352,772
273,050	Financial Select Sector SPDR ETF	11,500,866	USD SOFR plus 35 bp	12/24/2024	BRC	1,776,472
78,210	Technology Select Sector SPDR ETF	16,288,797	USD SOFR plus 35 bp	2/20/2025	BRC	501,667
31,290	Vanguard Information Technology ETF	16,406,599	USD SOFR plus 35 bp	2/20/2025	BRC	653,792
					Total:	$3,784,199
BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 92.4%
11,018	Invesco QQQ Trust Series 1	$4,892,102
38,512	Invesco S&P 500 Equal Weight ETF	6,522,777
99,101	Invesco S&P 500 Low Volatility ETF	6,527,783
44,670	Vanguard Dividend Appreciation ETF	8,157,189
80,107	Vanguard International Dividend Appreciation ETF	6,531,124
		32,630,975

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,372,428)	32,630,975

	SHORT-TERM INVESTMENTS — 11.6%
	MONEY MARKET FUNDS - 11.6%
2,041,389	Fidelity Government Portfolio, Class I, 5.21%(a)	2,041,389
2,041,389	First American Government Obligations Fund, Class Z, 5.19%(a)	2,041,389
	TOTAL MONEY MARKET FUNDS (Cost $4,082,778)	4,082,778

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,082,778)	4,082,778

	TOTAL INVESTMENTS - 104.0% (Cost $33,455,206)	$36,713,753
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(1,400,887)
	NET ASSETS - 100.0%	$35,312,866

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2024 (Unaudited)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
450	Invesco QQQ Trust Series 1	$199,805	USD SOFR plus 35 bp	1/16/2025	BRC	$16,186
300	Invesco QQQ Trust Series 1	133,203	USD SOFR plus 35 bp	1/9/2025	BRC	14,475
120	Invesco QQQ Trust Series 1	53,281	USD SOFR plus 35 bp	4/30/2025	BRC	(102)
100	Invesco QQQ Trust Series 1	44,401	USD SOFR plus 35 bp	12/18/2024	BRC	5,199
720	Invesco QQQ Trust Series 1	319,687	USD SOFR plus 35 bp	12/5/2024	BRC	49,844
22,340	Invesco S&P 500 Equal Weight ETF	3,783,726	USD SOFR plus 35 bp	1/16/2025	BRC	239,414
14,090	Invesco S&P 500 Equal Weight ETF	2,386,423	USD SOFR plus 35 bp	1/9/2025	BRC	253,019
4,440	Invesco S&P 500 Equal Weight ETF	752,003	USD SOFR plus 35 bp	4/30/2025	BRC	(1,465)
7,120	Invesco S&P 500 Equal Weight ETF	1,205,914	USD SOFR plus 35 bp	12/18/2024	BRC	162,372
46,730	Invesco S&P 500 Equal Weight ETF	7,914,660	USD SOFR plus 35 bp	12/5/2024	BRC	1,281,640
4,220	Invesco S&P 500 Low Volatility ETF	277,971	USD SOFR plus 35 bp	1/16/2025	BRC	12,033
2,440	Invesco S&P 500 Low Volatility ETF	160,723	USD SOFR plus 35 bp	1/9/2025	BRC	8,854
610	Invesco S&P 500 Low Volatility ETF	40,181	USD SOFR plus 35 bp	4/30/2025	BRC	(64)
6,630	Invesco S&P 500 Low Volatility ETF	436,718	USD SOFR plus 35 bp	12/5/2024	BRC	36,285
1,350	Invesco S&P 500 Low Volatility ETF	88,925	USD SOFR plus 35 bp	12/18/2024	BRC	6,265
1,790	Vanguard Dividend Appreciation ETF	326,872	USD SOFR plus 35 bp	1/16/2025	BRC	20,434
1,110	Vanguard Dividend Appreciation ETF	202,697	USD SOFR plus 35 bp	1/9/2025	BRC	18,113
360	Vanguard Dividend Appreciation ETF	65,740	USD SOFR plus 35 bp	4/30/2025	BRC	(126)
520	Vanguard Dividend Appreciation ETF	94,957	USD SOFR plus 35 bp	12/18/2024	BRC	9,911
3,070	Vanguard Dividend Appreciation ETF	560,613	USD SOFR plus 35 bp	12/5/2024	BRC	73,290
3,140	Vanguard International Dividend Appreciation ETF	256,004	USD SOFR plus 35 bp	1/16/2025	BRC	10,363
1,880	Vanguard International Dividend Appreciation ETF	153,276	USD SOFR plus 35 bp	1/9/2025	BRC	10,292
1,010	Vanguard International Dividend Appreciation ETF	82,345	USD SOFR plus 35 bp	4/30/2025	BRC	(61)
5,270	Vanguard International Dividend Appreciation ETF	429,663	USD SOFR plus 35 bp	12/5/2024	BRC	46,054
1,030	Vanguard International Dividend Appreciation ETF	83,976	USD SOFR plus 35 bp	12/18/2024	BRC	7,415
					Total:	$2,279,640
BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.3%
	FIXED INCOME - 0.3%
700	iShares 20+ Year Treasury Bond ETF			$66,234

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,729)			66,234

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 4.0%
	SPECIALTY FINANCE — 4.0%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	999,978

	TOTAL CORPORATE BONDS (Cost $1,000,000)			999,978

	U.S. GOVERNMENT & AGENCIES — 8.0%
	GOVERNMENT OWNED, NO GUARANTEE — 4.0%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,081

	GOVERNMENT SPONSORED — 4.0%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,632

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,713

	CERTIFICATE OF DEPOSIT — 4.0%
	BANKING - 4.0%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,672

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			999,672

Shares
	SHORT-TERM INVESTMENTS — 79.0%
	MONEY MARKET FUNDS - 79.0%
9,880,496	Fidelity Government Portfolio, Class I, 5.21%(a)			9,880,496

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 79.0% (Continued)
	MONEY MARKET FUNDS - 79.0% (Continued)
9,880,496	First American Government Obligations Fund, Class Z, 5.19%(a)			$9,880,496
	TOTAL MONEY MARKET FUNDS (Cost $19,760,992)			19,760,992

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,760,992)			19,760,992

	TOTAL INVESTMENTS - 95.3% (Cost $23,826,721)			$23,823,589
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%			1,177,625
	NET ASSETS - 100.0%			$25,001,214

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
2	Ultra U.S. Treasury Bond Futures	06/18/2024	$258,000	$2,375
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.4%
	BEVERAGES - 1.7%
9,149	Embotelladora Andina S.A., Class B - ADR	$136,320

	BIOTECH & PHARMA - 9.1%
1,825	Centessa Pharmaceuticals plc - ADR(a)	20,623
3,013	Dr Reddy’s Laboratories Ltd. - ADR	221,004
9,400	GSK plc - ADR	402,977
8,262	Mereo Biopharma Group plc - ADR(a)	27,265
808	MorphoSys A.G. - ADR(a)	14,657
1,109	Silence Therapeutics plc - ADR(a)	23,954
		710,480
	E-COMMERCE DISCRETIONARY - 1.6%
4,533	JD.com, Inc. - ADR	124,159

	ELECTRIC UTILITIES - 3.5%
57,564	Cia Energetica de Minas Gerais - ADR	142,183
1,962	National Grid plc - ADR	133,848
		276,031
	HOUSEHOLD PRODUCTS - 6.2%
9,626	Unilever plc - ADR	483,129

	OIL & GAS PRODUCERS - 3.1%
6,555	BP PLC - ADR	246,992

	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
10,260	IRSA Inversiones y Representaciones S.A. - ADR	96,034

	SEMICONDUCTORS - 5.8%
1,866	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	253,870
24,481	United Microelectronics Corporation - ADR	198,051
		451,921
	SOFTWARE - 1.8%
4,056	GSX Techedu, Inc. - ADR(a)	26,567
570	SAP S.E. - ADR	111,167
		137,734

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.4% (Continued)
	SPECIALTY FINANCE - 2.1%
14,564	Jiayin Group, Inc. - ADR	$94,957
15,578	Yiren Digital Ltd. - ADR	70,257
		165,214
	STEEL - 1.4%
1,393	POSCO - ADR	109,239

	TECHNOLOGY SERVICES - 4.7%
6,644	RELX plc - ADR	287,619
13,911	Wipro Ltd. - ADR	79,988
		367,607
	TELECOMMUNICATIONS - 8.2%
5,294	SK Telecom Company Ltd. - ADR	114,139
23,899	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	531,991
		646,130

	TOTAL COMMON STOCKS (Cost $3,983,598)	3,950,990

	EXCHANGE-TRADED FUNDS — 12.6%
	EQUITY - 12.6%
1,894	SPDR S&P 500 ETF Trust	990,695

	TOTAL EXCHANGE-TRADED FUNDS (Cost $971,352)	990,695

	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
288,938	Fidelity Government Portfolio, Class I, 5.21%(b)	288,938
288,938	First American Government Obligations Fund, Class Z, 5.19%(b)	288,938
	TOTAL MONEY MARKET FUNDS (Cost $577,876)	577,876

	TOTAL SHORT-TERM INVESTMENTS (Cost $577,876)	577,876

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Fair Value
TOTAL INVESTMENTS - 70.4% (Cost $5,532,826)	$5,519,561
OTHER ASSETS IN EXCESS OF LIABILITIES - 29.6%	2,318,357
NET ASSETS - 100.0%	$7,837,918

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.